Offerings - Offering: 1	Nov. 21, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.33 per share
Amount Registered | shares	42,750,000
Maximum Aggregate Offering Price	$ 1,759,400,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 269,364.14
Offering Note	The amount in the "Amount Registered" column represents the estimated maximum number of shares of common stock, par value $1.33 per share, of Atlantic Union Bankshares Corporation ("Atlantic Union" and such shares, the "Atlantic Union common stock") to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of October 21, 2024, by and among Atlantic Union and Sandy Spring Bancorp Inc. ("Sandy Spring") (as may be amended, the "merger agreement" and such transactions contemplated thereby, the "merger") and is based upon the product of (x) the maximum number of shares of common stock, par value $1.00 per share, of Sandy Spring ("Sandy Spring common stock") outstanding as of November 19, 2024 or issuable or that may be assumed or exchanged (including in respect of equity based awards) in connection with the merger, collectively equal to 47,500,000, multiplied by (y) the exchange ratio of 0.900 shares of Atlantic Union common stock for each share of Sandy Spring common stock. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) promulgated thereunder. The proposed maximum aggregate offering price is equal to the product of (x) $37.04, the average of the high and low prices of Sandy Spring common stock, as reported on the Nasdaq Stock Market, LLC on November 19, 2024, and (y) 47,500,000, the estimated maximum number of shares of Sandy Spring common stock that may be converted into the securities being registered.